Employee Benefit Plans - Weighted Assumptions Used in Other Postretirement Net Periodic Costs (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	3.70%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	4.70%